BORROWINGS - Supplemental information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit facilities line item
Cash flows from financing activities	$ (1,010)	$ (1,080)	$ (27)
Corporate Borrowings
Disclosure of credit facilities line item
Borrowings, Jan 1	2,328	2,552
Cash flows from financing activities	(314)	(88)
Non-cash Held For Sale	0	0
Other borrowings	86	(136)
Borrowings, Dec 31	2,100	2,328	2,552
Non Recourse Borrowings
Disclosure of credit facilities line item
Borrowings, Jan 1	8,390	9,214
Cash flows from financing activities	339	(178)
Non Cash Acquisitions	319	90
Non-cash Held For Sale	(196)	(360)
Other borrowings	52	(376)
Borrowings, Dec 31	$ 8,904	$ 8,390	$ 9,214